Note 6 - Interest Rate Swaps (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Derivatives, Determination of Fair Value	$223	$2
Commercial Loans - Interest Rate Swap (Member)
Derivatives, Determination of Fair Value	$13,276	$1,021